MORTGAGE LOANS ON REAL ESTATE - Allowance for Credit Loss (Details) - Real Estate Loan - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision			$ 0
Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance	$ 1,000,000	$ 0
Provision	(40,000,000)	(1,000,000)
Ending Balance	$ 41,000,000	$ 1,000,000	$ 0